Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure
Minimum Future Charter Revenues
Year ending December 31,	Amount
2016	$178,590
2017	147,211
2018	79,791
2019	24,273
2020	24,339
Thereafter	176,425
Total	$630,629

Management Fees
Period/ Year ending December 31,	Amount
2016	$6,000
2017	6,162
2018	6,347
2019	6,537
2020	6,752
Total	$31,798